Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jun. 22, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Percentage of total income taxes paid		5.00%
Accounts receivable credit loss		$ 3,970,434	$ 2,957,829
Allowance amount		$ 54,702	722,428
Salvage value		5.00%
Operating lease		$ 1,033,110	120,918
Operating lease liability		$ 1,074,417	123,645
Margin percentage		0.05%
Percentage of rate company		3.75%
Impairment loss
Comprehensive income amount		$ (5,166,378)	3,055,660	$ 2,630,799
Percentage of general reserve		10.00%
Percentage of capital		50.00%
Impairment losses on long-lived assets		$ 36,052
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs		$ 168,266
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant to purchase an aggregate shares		60,000
Offering costs		$ 168,266
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Comprehensive income amount		$ 167,242	$ 135,137	$ 16,743
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		10.00%
Percentage of finished goods		40.00%
Purchase order ranges invoice from days		0 years
Minimum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Consolidation share	1
Minimum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period		2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		20.00%
Percentage of finished goods		50.00%
Purchase order ranges invoice from days		180 years
Maximum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Consolidation share	16
Maximum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period		5 years
Software Product [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		10.00%
Software Product [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment		40.00%